Investment Properties - Summary of Investment Properties, Fair Value (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about investment property [line items]
Fair value	$ 22,144,787	$ 798,298	$ 12,538,083	$ 12,854,071
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment property [line items]
Fair value	$ 36,158,216	$ 1,303,468	$ 19,799,714